Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 27,720	¥ 26,800
Payables under securities lending transactions	910	843
Obligations to return securities received as collateral	5,975	6,582
Total	34,605	34,225
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	7,362	7,754
Payables under securities lending transactions	44	104
Obligations to return securities received as collateral	3,384	4,022
Total	10,790	11,880
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14,171	13,914
Payables under securities lending transactions	17	17
Obligations to return securities received as collateral	794	738
Total	14,982	14,669
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	712	702
Payables under securities lending transactions	67	1
Obligations to return securities received as collateral	260	214
Total	1,039	917
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,747	3,729
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	0	0
Total	4,747	3,729
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	245	218
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	1	5
Total	246	223
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	444	462
Payables under securities lending transactions	776	721
Obligations to return securities received as collateral	1,527	1,603
Total	2,747	2,786
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	39	21
Payables under securities lending transactions	6	0
Obligations to return securities received as collateral	9	0
Total	¥ 54	¥ 21